Vessels and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Vessels and Equipment
Schedule of vessels and equipment

	Vessels &	Accumulated	Accumulated
(U.S. Dollars in thousands)	equipment	depreciation	write down	Net Vessels
Vessels, December 31, 2020	$2,250,053	$(541,267)	$—	$1,708,786
Additions(1)	14,065	—	—	14,065
Drydock costs	4,235	—	—	4,235
Disposals	(2,641)	2,641	—	—
Depreciation and write down for the period (2)	—	(99,559)	(29,421)	(128,980)
Vessels, December 31, 2021	$2,265,712	$(638,185)	$(29,421)	$1,598,106
Additions (3)	120,946	—	—	120,946
Drydock costs	19,747	—	—	19,747
Disposals	(17,790)	17,790	—	—
Depreciation and write down for the period	—	(107,419)	—	(107,419)
Vessels, December 31, 2022	$2,388,615	$(727,814)	$(29,421)	$1,631,380

(1)	During the scheduled second renewal survey drydocking of the Bodil Knutsen a ballast water treatment system was installed on the vessel at a cost $6.7 million. An advanced Volatile Organic Compounds (VOC) recovery system was also installed on the Bodil Knutsen during the fourth quarter of 2021 at a cost of $7.3 million. Although the Partnership initially funded the installation costs of the VOC recovery system, such costs are expected to be recoverable by the Partnership up to an agreed budget, with interest, from the VOC Industry Co-operation Norwegian Sector (“VOCIC Norway”) over a seven-year period. A separate agreement is also in place that allows the Partnership to recover costs from VOCIC Norway related to the ongoing operation of the VOC plant onboard the vessel.
(2)	The carrying value of the Windsor Knutsen was written down to its estimated fair value as of June 30, 2021.
(3)	On July 1, 2022, the Partnership acquired KNOT's 100% interest in KNOT Shuttle Tankers 35 AS, the company that owns and operates the Synnøve Knutsen. This acquisition was accounted for as an acquisition of assets. See Note 23—Acquisitions.

Schedule of drydocking activity

(U.S. Dollars in thousands)	At December 31, 2022	At December 31, 2021
Balance at the beginning of the year	$13,458	$17,106
Costs incurred for dry docking	17,614	4,235
Costs allocated to drydocking as part of acquisition of asset	2,133	—
Drydock amortization	(8,610)	(7,883)
Balance at the end of the year	$24,595	$13,458